Royalties Paid - Summary of Royalties Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Royalty Payment [abstract]
Royalties payable	$ (21.0)	$ (17.9)	$ (20.6)
Royalties	(147.7)	(116.4)	(110.4)
Amount owing at end of the year	30.7	21.0	17.9
Translation	1.9	(0.1)	0.8
Total royalties paid	$ (136.1)	$ (113.4)	$ (112.3)